Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Long-term Debt [Abstract]
Bank loans and notes
	December 31, 2014	June 30, 2015
Commerzbank $120,000 and $26,000 facilities	$74,680	$44,417
Credit Agricole Corporate and Investment Bank $70,000 facility	54,968	52,998
ABN AMRO Bank N.V. $31,000 facility	12,800	-
HSH Nordbank AG $64,500 facility	29,600	24,547
HSH Nordbank AG $35,000 facility	33,187	31,979
Deutsche Bank AG $39,000 facility	36,660	35,100
ABN $87,458 Facility	76,689	71,740
Deutsche Bank $85,000 Facility	82,708	79,875
HSBC $86,600 Facility	83,490	80,380
CEXIM $57,360 Facility	-	-
HSBC $20,000 Dioriga Facility	19,300	18,600
NIBC $32,000 Facility	-	-
BNP $32,480 Facility	32,480	31,406
Excel Vessel Bridge Facility	56,161	-
DVB $24,750 Facility	24,750	22,950
Excel Vessel CiT Facility	30,000	-
Sinosure Facility	-	37,366
Citi Facility	51,478	87,329
Heron Vessels Facility	24,567	21,589
DNB $120,000 Facility	88,275	106,712
DVB $31,000 Deep Blue Facility	-	28,680
DNB-SEB-CEXIM 227,500 Facility	-	32,400
8.00% 2019 Notes	50,000	50,000
	$861,793	$858,068

Principal payments
Twelve month periods ending	Amount
June 30, 2016	$93,128
June 30, 2017	140,554
June 30, 2018	89,780
June 30, 2019	203,411
June 30, 2020	215,902
June 30, 2021 and thereafter	115,293
Total (including 8% 2019 Notes)	$858,068
Excluding 8.00% 2019 Notes	50,000
Total Long term debt	808,068
Long term debt - current portion	93,128
Long term debt - non-current portion	714,940

Interest and finance costs
	Six month period ended June 30, 2014 2015

Interest on long term debt	$3,936	$16,991
Less: Interest capitalized	(1,252)	(6,221)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other Comprehensive Income	-	1,491
Amortization of loan expenses	284	1,199
Other bank and finance charges	89	411
Interest and finance costs	$3,057	$13,871